SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

On January 16, 2021, the Company passed a board resolution whereby certain management members surrendered a total of 491,119 ordinary shares as repayment for their respective promissory notes issued in connection with the exercising of options granted to them. In the meantime, the Company further granted these management members the right to repurchase the surrendered shares by way of new option grants with an exercise price of US$13.85 per share. The fair values of these share options were US$7.85 per option, determined by using the binomial option valuation model. The share‑based compensation expense related to these share options is expected to be recognized immediately upon grants.

Pursuant to the same board resolution, the 2021 Performance Incentive Plan (the “2021 Plan”) was also adopted, under which an aggregate of 2,994,000 ordinary shares shall be reserved for issuance, and the share limit will automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to (1) 5% of the total number of the Company’s outstanding ordinary shares on December 31 of the prior year, or (2) such lesser number as determined by the board of directors. On March 12, 2021, pursuant to the 2021 Plan, the Compensation Committee of Board of Directors of the Company passed resolutions and granted 200,000 share options to a certain employee with an exercise price of US$17.10 per share. On March 16, 2021, pursuant to the 2021 Plan, the Chair of the Compensation Committee of the Company passed resolutions and (1) granted 408,000 share options to certain employees with an exercise price of US$17.56 per share, (2) issued 23,733 ordinary shares to management personnel.

On January 18, 2021, the subscriptions receivable from shareholders of US$197,068 was settled.

On February 1, 2021, the Company entered into a collaboration and license agreement (the “Exelixis Agreement”) with Exelixis, Inc., pursuant to which the Company agreed to generate masked antibodies with the Company’s SAFEbody technology against an initial target and a second target to be selected by Exelixis. Under the Exelixis Agreement, the Company has received an US$11,000,000 upfront payment. In addition, the Company could be eligible to receive, on a target‑by‑target basis, up to US$127,500,000 in development and regulatory milestone payments upon the achievement of specified development and regulatory milestones and up to US$262,500,000 in sales milestone payments upon the achievement of specified commercial milestones. In the aggregate, the Company could be eligible to receive up to US$255,000,000 in development and regulatory milestone payments and up to US$525,000,000 in sales milestone payments for both targets under the Exelixis Agreement. In addition, the Company are entitled to receive mid‑single‑digit percentage net sales‑based royalties on products developed under the Exelixis Agreement, subject to certain reductions.

On February 11, 2021, the Company completed its IPO. At the closing of its IPO, the Company issued 8,457,100 American depositary shares (“ADSs”) at public offering price of  US$19.00 per ADS. The number of ADSs issued at closing included the exercise in full of the underwriters’ option to purchase 1,103,100 additional ADSs from the Company. The aggregate gross proceeds from the IPO were approximately US$161 million, before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. Each ADS represents one and one quarter (1.25) ordinary shares of the Company.

Upon the completion of the IPO, the Company's then outstanding 5,473,957 Series A-1 Preferred Shares, 2,370,414 Series A-2 Preferred Shares, 7,494,537 Series B Preferred Shares, 5,597,354 Series C-1 Preferred Shares, 1,861,121 Series C-2 Preferred Shares and 4,452,441 Series C-3 Preferred Shares were converted into 5,473,957,  2,370,414,  7,494,537,  5,597,354,  1,861,121 and 4,452,441 ordinary shares, respectively.